GOODWILL AND INTANGIBLE ASSETS - Impairment of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Extended forecast period	5 years
Terminal growth rate (in percent)	3.00%
Post-tax discount rate (in percent)	20.00%
WACC (in percent)	18.00%
Impairment of goodwill		$ 117,950
Goodwill	$ 94,108	$ 94,108	$ 199,329